CANADIAN FOUNDATION FOR GLOBAL HEALTH	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 2     CANADIAN FOUNDATION FOR GLOBAL HEALTH

In late 2008, Medizone assisted in the formation of CFGH, a not-for-profit foundation, for two primary purposes: (1) to establish an independent not-for-profit foundation intended to have a continuing working relationship with Medizone for research purposes that is best positioned to attract the finest scientific, medical and academic professionals possible to work on projects deemed to be of social benefit; and (2) to provide a means for Medizone to use a tiered pricing structure for services and products in emerging economies and extend the reach of the Medizone’s technology to as many in need as possible.

Accounting standards require a VIE to be consolidated by a company if that company absorbs a majority of the VIE’s expected losses and/or receives a majority of the VIE’s expected residual returns as a result of holding variable interests, which are the ownership, contractual, or other financial interests in the VIE. In addition, a legal entity may be considered to be a VIE, if it does not have sufficient equity at risk to finance its own activities without relying on financial support from other parties. If the legal entity is a VIE, then the reporting entity determined to be the primary beneficiary of the VIE must consolidate its financial statements with those of the VIE. Medizone determined that CFGH met the requirements of a VIE effective upon the first advance to CFGH on February 12, 2009. After eliminations, the operations and equity of the non-controlling interest is not material to the consolidated financial statements. Accordingly, the financial statements of CFGH have been consolidated with Medizone for all periods presented.